11. Share Capital: Schedule of Options outstanding (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Options outstanding
Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
12,000,000	12,000,000	$0.05	30 June 2021
12,000,000	12,000,000